RYDEX SERIES FUNDS
Mid-Cap 1.5x Strategy Fund
Russell 2000® 1.5x Strategy Fund
Supplement Dated March 10, 2011
to the
Prospectuses Dated August 1, 2010
for the Funds listed above and all supplements thereto
This supplement provides new and additional information beyond that contained in the Rydex Series Funds Prospectuses dated August 1, 2010 for the Mid-Cap 1.5x Strategy Fund and Russell 2000® 1.5x Strategy Fund (the “Prospectuses”) and should be read in conjunction with the Prospectuses.
Effective May 1, 2011, the investment objectives of the MidCap 1.5x Strategy Fund and Russell 2000® 1.5x Strategy Fund will be revised to reflect that each Fund seeks exposure to 150% of the performance of its underlying index. Each Fund currently seeks exposure to 150% of the performance of its underlying index as described in its “Principal Investment Strategies” section and thus the change to each Fund’s investment objective will not affect the management of the Fund in any way.
•	Effective May 1, 2011, the investment objective of the Mid-Cap 1.5x Strategy Fund and Russell 2000® 1.5x Strategy Fund will be revised as follows (new language appears in bold):

Mid-Cap 1.5x Strategy Fund

INVESTMENT OBJECTIVE — The Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Russell 2000® 1.5x Strategy Fund

INVESTMENT OBJECTIVE — The Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
MCR-SUP1-0311x0811